LEASES - Maturity Analysis or Lease Receivable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Leases [Abstract]
Finance income on the net investment of a lease	$ 30
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable at December 31, 2019	600
Unearned finance income	27
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable at December 31, 2019	277
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable at December 31, 2019	237
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable at December 31, 2019	86
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receivable at December 31, 2019	$ 0